Loss Per Share (Tables)	12 Months Ended
Sep. 30, 2024
Loss Per Share [Abstract]
Schedule of Net Loss Attributable to Equity Holders of the Parent

The following table reflects the calculation of net loss attributable to equity holders of the parent and the computation of basic and diluted loss per share for the periods indicated:

	Years ended September 30,
	2024 $	2023 $	2022 $
		(Recasted- Note 7)	(Recasted- Note 7)
Loss from continuing operations attributable to equity holders of the parent	(167,016,426)	(40,409,465)	(71,320,063)
Gain (Loss) from discontinuing operations attributable to equity holders of the parent	1,123,039	(7,582,632)	2,001,215
Loss attributable to equity holders of the parent	(165,893,387)	(47,992,097)	(69,318,848)
Weighted average number of common shares basic and diluted	22,774,782	167,610	134,913
Basic and diluted loss from continuing operations, per common share	(7.33)	(241.09)	(528.64)
Basic and diluted loss from discontinuing operations, per common share	0.05	(45.24)	14.83
Basic and diluted loss per common share	(7.28)	(286.33)	(513.80)

Schedule of Dilution from Outstanding Stock Options

The effect of dilution from outstanding stock options, convertible preferred stocks, credit facility, convertible loans, warrants, put and call options and contingent consideration payable were excluded from the calculation of the weighted average number of common shares for diluted loss per common share for the years ended September 30, 2024, 2023 and 2022 as they are antidilutive.

	Years ended September 30,
	2024	2023	2022
Outstanding employee stock option	1,438,000	441,662	1,710,022
Convertible preferred stock	7,031,065	6,581,392	5,976,388
Warrants	13,890	13,890	13,890
Put and call options recognized as other component of equity	—	94,931	94,931
Conversion options	4,400,106	2,200,053	—